Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK SERIES, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2020